Annual Fund Operating Expenses	Jun. 30, 2026
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 3, 2027
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.89%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	1.14%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.44%	[2]
Fee Waiver or Reimbursement	(0.55%)	[3]
Net Expenses (as a percentage of Assets)	1.89%
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.89%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	1.06%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.36%	[2]
Fee Waiver or Reimbursement	(0.54%)	[3]
Net Expenses (as a percentage of Assets)	1.82%
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.87%
Component2 Other Expenses	0.59%
Other Expenses (as a percentage of Assets):	1.46%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.76%	[2]
Fee Waiver or Reimbursement	(0.64%)	[3]
Net Expenses (as a percentage of Assets)	2.12%
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 3, 2027
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%	[4]
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.13%)	[5]
Net Expenses (as a percentage of Assets)	1.35%
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.36%	[4]
Expenses (as a percentage of Assets)	2.26%
Fee Waiver or Reimbursement	(0.15%)	[5]
Net Expenses (as a percentage of Assets)	2.11%
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[4]
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.11%)	[5]
Net Expenses (as a percentage of Assets)	1.09%
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[4]
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.11%)	[5]
Net Expenses (as a percentage of Assets)	1.00%
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[4]
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.12%)	[5]
Net Expenses (as a percentage of Assets)	1.00%
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.57%	[4]
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.14%)	[5]
Net Expenses (as a percentage of Assets)	1.33%
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 3, 2027
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.12%)	[6]
Net Expenses (as a percentage of Assets)	1.00%
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.88%
Fee Waiver or Reimbursement	(0.09%)	[6]
Net Expenses (as a percentage of Assets)	1.79%
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.10%)	[6]
Net Expenses (as a percentage of Assets)	0.80%
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.12%)	[6]
Net Expenses (as a percentage of Assets)	0.72%
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.16%)	[6]
Net Expenses (as a percentage of Assets)	1.09%
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 3, 2027
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	2.58%
Expenses (as a percentage of Assets)	3.38%
Fee Waiver or Reimbursement	(2.51%)	[7]
Net Expenses (as a percentage of Assets)	0.87%
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	2.35%
Expenses (as a percentage of Assets)	3.90%
Fee Waiver or Reimbursement	(2.42%)	[7]
Net Expenses (as a percentage of Assets)	1.48%
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.43%
Expenses (as a percentage of Assets)	2.98%
Fee Waiver or Reimbursement	(2.41%)	[7]
Net Expenses (as a percentage of Assets)	0.57%
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.40%
Expenses (as a percentage of Assets)	2.95%
Fee Waiver or Reimbursement	(2.48%)	[7]
Net Expenses (as a percentage of Assets)	0.47%

[1]
1	During the fiscal year ended June 30, 2026, the Fund paid amounts to American Beacon Advisors, Inc. (the “Manager”) that were previously waived and/or reimbursed by the Manager under a contractual fee waiver/expense reimbursement agreement for the Fund’s Y Class, R5 Class, and Investor Class shares in the amount of 0.03% for the Y Class, 0.03% for the R5 Class, and 0.01% for the Investor Class shares.

[2]
2	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[3]
3	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund’s Y Class, R5 Class and Investor Class shares, as applicable, through November 3, 2027 to the extent that Total Annual Fund Operating Expenses exceed 0.99% for the Y Class, 0.92% for the R5 Class, and 1.24% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). As part of this arrangement, SSI Investment Management LLC (the “Sub-Advisor”) has contractually agreed to waive a portion of its sub-advisory fees equal to 0.44% of the Fund’s average daily net assets up to $300 million and 0.34% of the Fund’s average daily net assets over $300 million under the Sub-Advisor’s management through November 3, 2027. The contractual expense reimbursement and fee waiver by the Manager and the contractual fee waiver by the Sub-Advisor can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees. The Manager (but not the Sub-Advisor) can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[4]
2	Other Expenses for each share class include 0.01% securities lending expenses. In addition, during the fiscal year ended June 30, 2026, the Fund paid amounts to American Beacon Advisors, Inc. (the “Manager”) that were previously waived and/or reimbursed by the Manager under a contractual fee waiver/expense reimbursement agreement for the Fund’s A Class shares in the amount of 0.01%.

[5]
3	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, R6 Class, R5 Class, and Investor Class shares, as applicable, through November 3, 2027 to the extent that Total Annual Fund Operating Expenses exceed 1.34% for the A Class, 2.10% for the C Class, 1.08% for the Y Class, 0.99% for the R6 Class, 0.99% for the R5 Class, and 1.32% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (the “Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[6]
2	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, R5 Class, and Investor Class shares, as applicable, through November 3, 2027, to the extent that Total Annual Fund Operating Expenses exceed 1.00% for the A Class, 1.79% for the C Class, 0.80% for the Y Class, 0.72% for the R5 Class, and 1.09% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (the “Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[7]
2	American Beacon Advisors, Inc. (the “Manager”) has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, and R6 Class shares, as applicable, through November 3, 2027 to the extent that Total Annual Fund Operating Expenses exceed 0.87% for the A Class, 1.48% for the C Class, 0.57% for the Y Class, and 0.47% for the R6 Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees. The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.